Provisions - Narrative (Details) - EUR (€) € in Millions		12 Months Ended
	Jul. 04, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Additional provisions		€ 33,984	€ 21,432
Unused provision reversed, other provisions		1,307	582
Corporate Average Fuel Economy (CAFE)
Disclosure of other provisions [line items]
Additional provisions	€ 504
Unused provision reversed, other provisions	844
Product warranty and recall campaigns
Disclosure of other provisions [line items]
Additional provisions		11,645	6,332
Unused provision reversed, other provisions		0	133
Restructuring
Disclosure of other provisions [line items]
Additional provisions		1,115	1,706
Unused provision reversed, other provisions		261	172
Restructuring | North America And Enlarged Europe
Disclosure of other provisions [line items]
Additional provisions		913	1,617
Commercial risks
Disclosure of other provisions [line items]
Additional provisions		8,674	1,964
Increase (decrease) in other provisions		5,663
Unused provision reversed, other provisions		733	€ 41
Commercial risks | Corporate Average Fuel Economy (CAFE)
Disclosure of other provisions [line items]
Unused provision reversed, other provisions	€ 844
Change In Accounting Estimate | Product warranty and recall campaigns
Disclosure of other provisions [line items]
Additional provisions		5,400
Change In Accounting Estimate | Product warranty and recall campaigns | North America
Disclosure of other provisions [line items]
Additional provisions		4,200
Change In Accounting Estimate | Product warranty and recall campaigns | Enlarged Europe
Disclosure of other provisions [line items]
Additional provisions		1,200
Change In Accounting Estimate | Product warranty and recall campaigns | Excluded From Adjusted Operating Income
Disclosure of other provisions [line items]
Additional provisions		4,100
Change In Accounting Estimate | Product warranty and recall campaigns | Excluded From Adjusted Operating Income | North America
Disclosure of other provisions [line items]
Additional provisions		3,300
Change In Accounting Estimate | Product warranty and recall campaigns | Excluded From Adjusted Operating Income | Enlarged Europe
Disclosure of other provisions [line items]
Additional provisions		€ 900